Accounts and Other Receivables and Contract Assets - Summary of Accounts and Other Receivables and Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Contract acquisition cost	¥ 1,158,907	¥ 1,518,642
Receivables from core retail credit and enablement service	867,172	1,354,390
Receivables from external payment services providers	993,126	1,861,227
Trust statutory deposits	359,658	445,709
Other deposits	248,121	296,825
Receivables from guarantee arrangements	374,828	308,223
Receivables from other technology platform-based service	40,725	71,005
Receivables from ADS income	21,077	57,791
Receivables from referral arrangements	2,063	6,005
Receivables from account management service	48,438	170,645
Recovery Receivables	154,106	36,814
Others	155,355	220,551
Less: Provision for impairment losses	(183,444)	(131,177)
Accounts and other receivables and contract assets	¥ 4,240,132	¥ 6,216,650